Accounts Receivable, Net	12 Months Ended
Jun. 30, 2022
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

6 — ACCOUNTS RECEIVABLE, NET

As of June 30, 2022 and 2021, accounts receivable, net consisted of the following:

	As of June 30,
	2022	2021
Accounts receivable	$29,152,294	$9,862,915
Less: Doubtful allowance	(6,629,960)	(806,140)
	$22,522,334	$9,056,775

Provisions for doubtful accounts of accounts receivable were $6,072,933, $601,350 and $132,287 for the years ended June 30, 2022, 2021 and 2020, respectively. Movement of allowance for doubtful accounts was as follows:

	For the Years Ended June 30,
	2022	2021	2020
Balance at beginning of the year	$806,140	$173,066	$42,627
Charge to expenses	6,072,933	601,350	132,287
Foreign exchange gain (loss)	(249,113)	31,724	(1,848)
Balance at end of the year	$6,629,960	$806,140	$173,066